Average Annual Total Returns{- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund - AMCIZ PRO-16 - Fidelity® Stock Selector Small Cap Fund	Fidelity Stock Selector Small Cap Fund-Class A Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund-Class A Return Before Taxes Past 5 years	Fidelity Stock Selector Small Cap Fund-Class A Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Stock Selector Small Cap Fund-Class M Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund-Class M Return Before Taxes Past 5 years	Fidelity Stock Selector Small Cap Fund-Class M Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund-Class C Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund-Class C Return Before Taxes Past 5 years	Fidelity Stock Selector Small Cap Fund-Class C Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund - Class I Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund - Class I Return Before Taxes Past 5 years	Fidelity Stock Selector Small Cap Fund - Class I Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund-Class Z Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund-Class Z Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund-Class Z Return Before Taxes Since Inception		Fidelity Stock Selector Small Cap Fund-Class Z Return Before Taxes Inception Date	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	17.51%	13.50%	12.99%	14.41%	11.23%	11.28%	12.03%	10.15%	10.28%	19.97%	13.69%	12.90%	22.69%	13.93%	12.93%	25.04%	15.19%	14.02%	25.20%		15.53%	[1]	Feb. 01, 2017	14.82%	12.02%	13.23%

[1]	(a)Since inception February 1, 2017.